Note 9 - Margin Loan Payable	12 Months Ended
Nov. 30, 2021
Margin loan facility [member]
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
9.	Margin loan payable

On October 28, 2021, the Company received a margin loan facility for a maximum amount of $24.7 million (US$20 million) (the "Facility") from the Bank of Montreal ("BMO"). The amount of the unutilized portion of the Facility may not exceed US$10,000,000 at any time (the "Unutilized Portion"). The margin loan is subject to an interest rate of 3-month USD LIBOR plus 5.65% per annum and the unutilized portion of the Facility is subject to a standby fee of 3.00% per annum. In addition, the Company agreed to pay a one-time facility fee equal to 1.50% of the Facility.

The Facility is secured by a pledge of the 20,000,000 shares of GRC held by the Company. The Facility matures on the earlier of: (i) October 28, 2022 ("Original Maturity Date"); or (ii) the early payment date on which the outstanding loan amount is fully and finally paid and is subject to customary margin requirements, with margin calls being triggered in the event, among other things, that the loan-to-value ratio is at or above 27.95%. The Company may voluntarily repay the outstanding amount during the term of the Facility, provided that an early payment fee is made equal to the amount that would have been accrued on US$10,000,000 from the early payment date to the Original Maturity Date. The amounts that are voluntarily repaid may be reborrowed by the Company up to the maximum amount of the Facility. The Facility, subject to BMO approval, has a 1 year extension option with an additional fee payable on the Original Maturity Date equal to 1.5% of the Facility. BMO has the option to set the early repayment date when the closing price of GRC's shares is equal to or less than US$2.56.

The following outlines the movement of the margin loan during the year ended November 30, 2021:

	US$	$
Initial draw-down	10,000,000	12,388,000
Less: transaction costs and fees	(340,962)	(422,384)
Interest expense	108,274	136,003
Unrealized foreign exchange loss	-	380,029
Balance at the end of year	9,767,312	12,481,648